CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss)	$ (26,644)	$ 10,177	$ (89,128)
Other comprehensive income (loss), before tax:
Unrealized losses arising during the period	0	(980)	(7,241)
Amount reclassified from accumulated OCI into income		13,433	20,449
Unrealized gains (losses) arising during the period	14,451	(26,938)	(6,998)
Amount reclassified from accumulated OCI into income	3,601	1,841	2,118
Total Minimum pension liability	18,052	(25,097)	(4,880)
Other comprehensive income (loss), before tax	18,052	(12,644)	8,328
Income tax (expense) benefit related to items of comprehensive income (loss)	(6,624)	4,702	(2,990)
Other comprehensive income (loss), net of tax	11,428	(7,942)	5,338
Comprehensive income (loss)	(15,216)	2,235	(83,790)
Natural Gas Swaps [Member]
Other comprehensive income (loss), before tax:
Unrealized losses arising during the period	0	(533)	(521)
Amount reclassified from accumulated OCI into income	0	759	295
Unrealized gain (loss) on derivatives before tax	0	226	(226)
Interest Rate Swap [Member]
Other comprehensive income (loss), before tax:
Unrealized losses arising during the period	0	(447)	(6,720)
Amount reclassified from accumulated OCI into income	0	12,674	20,154
Unrealized gain (loss) on derivatives before tax	$ 0	$ 12,227	$ 13,434